EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Sep. 30, 2013
EMPLOYEE DEFINED CONTRIBUTION PLAN
19.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were US$2,464, US$3,199 and US$3,910 for the years ended September 30, 2011, 2012 and 2013, respectively. Employee benefits from continuing operations were US$2,412, US$3,164 and US$3,910, and from discontinued operations were US$52, US$35 and US$nil for the years ended September 30, 2011, 2012 and 2013, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employee in Hong Kong, including contributions payable under the Hong Kong Mandatory Provident Fund Schemes Ordinance, are recognized as expenses in the consolidated statements of operations as incurred. The total amounts for such employee benefits were US$2, US$2 and US$2 for the years ended September 30, 2011, 2012 and 2013, respectively, which were included in continuing operations.